Financial Instruments and Fair Value Measurements - Measured on a Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	$ 9,531	$ 13,517
Interest rate swaps-liability position	(37,205)
Total	(27,674)	(32,306)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0
Interest rate swaps-liability position	0
Total	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	9,531
Interest rate swaps-liability position	(37,205)
Total	(27,674)
Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0
Interest rate swaps-liability position	0
Total	$ 0